SIGNIFICANT ACCOUNTING POLICIES - Schedule of Impact Upon Adoption of IFRS 9 (Details) $ in Millions	Jan. 01, 2018 USD ($)
Disclosure of financial assets [line items]
Opening balance (IAS 39)	$ 6,447
Reclassifications	0
Revised opening balance (IFRS 9)	6,447
Fair value through profit or loss
Disclosure of financial assets [line items]
Opening balance (IAS 39)	166
Reclassifications	211
Revised opening balance (IFRS 9)	377
Elected for hedge accounting
Disclosure of financial assets [line items]
Opening balance (IAS 39)	429
Reclassifications	(211)
Revised opening balance (IFRS 9)	218
Amortized Cost
Disclosure of financial assets [line items]
Opening balance (IAS 39)	5,852
Reclassifications	0
Revised opening balance (IFRS 9)	$ 5,852